STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY
10	STOCKHOLDERS’ EQUITY

a.	Common Stock

The Company has authorized 100,000,000 common shares with a par value of $0.0001 each, and issued and has outstanding 54,954,000 shares of common stock as of March 31, 2016.

The following common shares were issued by the Company during the three months ended March 31, 2016:

i.	On February 16, 2016, Qpagos Corporation entered into consulting agreements with Gibbs Investment Holdings, Gibbs international, Eurosa, Inc. and Robert Skaff, in terms of which the parties have provided consulting services to Qpagos Corporation and continue to provide such services and were issued a total of 2,572,500 common shares of Qpagos Corporation at an issue price of $0.79 per share. In connection with the Merger, these shares of Qpagos Corporation were converted to QPAGOS shares in the ratio of 2 to 1 or 5,145,000 shares.

ii.	Restricted stock awards

(a)	An aggregate of 2,880,000 shares of restricted common stock post-Merger (1,440,000 pre the merger agreement) were issued to our Chief Executive Officer in terms of an employment agreement entered into with him. These shares are restricted and vest October 29, 2016. These restricted shares were valued at the closing price of the common stock on October 19, 2015.

(b)	An aggregate of 1,440,000 shares of restricted common stock post-Merger, 1,440,000 pre-Merger) were issued to our Chief Operating Officer in terms of an employment agreement entered into with him. These shares are restricted and vest October 29, 2016. These restricted shares were valued at the closing price of the common stock on October 19, 2015.

The restricted stock granted and exercisable at March 31, 2016 is as follows:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.20	2,880,000	$0.20	-	$-
$0.20	1,440,000	$0.20	-	$-
	4,320,000	$0.20	-	$-

The Company has recorded an expense of $108,000 and $0 for the three months ended March 31, 2016 and 2015, respectively, relating to the restricted stock awards. There will be no further expense, related to these restricted shares.

b)	Preferred Stock

The Company has authorized 100,000,000 common shares with a par value of $0.0001 each, and 25,0000,000 shares of preferred stock with a par value of $0.0001 authorized, no preferred stock is issued and outstanding as of March 31, 2016.

(c)	Warrants

In connection with the Merger, outstanding Qpagos Corporation warrants were assumed by QPAGOS and converted to QPAGOS warrants the QPAGOS warrants are each exercisable for two shares of Common Stock.

During the period June 2015 to December 2015, pursuant to the private placement agreement and individual Securities Purchase Agreements entered into, new, qualified investors, acquired 2,392,000 pre-Merger common units of Qpagos Corporation at a price of $1.25 per unit, each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock of Qpagos Corporation at an exercise price of $1.25 per share. Upon consummation of the Merger, the warrants are exercisable for 4,784,000 shares of Common Stock at an exercise price of $0.625

The placement agent was also issued, in terms of a placement agent agreement, five year warrants to purchase 358,800 pre-Merger units at $1.25 per unit of Qpagos Corporation, each consisting of one share of common stock of Qpagos Corporation and one five year warrant exercisable for a total of 358,800 pre-Merger shares of common stock of Qpagos Corporation at an exercise price of $0.625 per share. Upon consummation of the Merger, the warrants are exercisable for 717,600 units at $0.625 per unit of QPAGOS, each unit consisting of one share of common stock and one five year warrant exercisable for a total of 727,600 shares of QPAGOS Common Stock at an exercise price of $0.625 per share.

A summary of all of our warrant activity during the period January 1, 2016 to March 31, 2016 is as follows:

	Shares Underlying Warrants	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2016	6,219,200	$0.625	$0.625
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding March 31, 2016	6,219,200	$0.625	$0.625

The warrants outstanding and exercisable at March 31, 2016 are as follows:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual life in years
$0.625	6,219,200	4.51	$0.625	6,219,200	$0.625	4.51

	6,219,200		$0.625	6,219,200	$0.625

The warrants outstanding have an intrinsic value of $0 and $0 as of March 31, 2016 and December 31, 2015, respectively.

(d)	Reverse merger transaction

On May 12, 2016, QPAGOS (formerly known as Asiya Pearls, Inc.), a Nevada corporation entered into the Merger Agreement with QPAGOS Corporation and Merger Sub.  Pursuant to the Merger Agreement, on May 12, 2016 the Merger was consummated and Qpagos Corporation and Merger Sub merged with Qpagos Corporation continued as the surviving corporation of the Merger.

Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporations’ capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of QPAGOS Common Stock. Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, QPAGOS assumed all of Qpagos Corporation’s warrants issued and outstanding immediately prior to the Merger, which are now exercisable for approximately 6,219,200 shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current QPAGOS stockholder of 5,000,000 shares of Common Stock agreed to return to QPAGOS 4,975,000 shares of Common Stock held by such holder to QPAGOS and the then-current QPAGOS stockholder retained an aggregate of 25,000 shares of Common Stock and the other stockholders of QPAGOS retained 5,000,000 shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation’s former stockholders held 49,929,000 shares of QPAGOS common stock which is approximately 91% of the QPAGOS Common Stock outstanding. The common shares issued have been retroactively reflected as the stockholder’s equity of the combined operations of the merged operations.

Although the Merger Agreement was only consummated on May 12, 2016, the effects of the merger have been retroactively applied to these interim financial statements.

QPAGOS Corporation - Parent Company [Member]
STOCKHOLDERS' EQUITY
9	STOCKHOLDERS’ EQUITY

a.	Common Stock

The Company has authorized 50,000,000 common shares with a par value of $0.001 each, and issued and has outstanding 22,392,000 shares of common stock as of December 31, 2015.

The following common shares were issued by the Company during the year ended December 31, 2015:

i.	In terms of a private placement agreement entered into on May 18, 2015 between the Company and a placement agent (“the Placement Agent”), the Placement Agent agreed to assist the Company in raising financing. The financing is in the form of equity. The Placement Agent received a fee of 10% of the gross proceeds raised together with a 3% expense recovery fee. In addition, to this the Placement Agent was issued warrants equal to 15% of the total number of shares issued to the investors, on the same terms and conditions of those units issued to investors.

During the period June 2015 to December 2015, pursuant to the private placement agreement and individual Securities Purchase Agreements entered into, new, qualified investors, acquired 2,392,000 common units of the Company at a price of $1.25 per unit, each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $1.25 per share, for net proceeds of $2,601,300 after deducting placement agent fees and other share issue expenses of $388,700. The placement agent was also issued five year warrants to purchase 538,200 units to purchase shares of common stock at an exercise price of $1.25 per unit.

ii.	an aggregate of 3,292,889 Common shares issued to consultants and advisors for services at an issue price of $0.20 per share, the market value of our common stock when the shares were issued.

iii.	an aggregate of 14,547,111 Common shares issued to debt holders in a debt for equity swap at an issue price of $0.20 per share.

iv.	Restricted stock awards

(a)	An aggregate of 1,440,000 shares of restricted common stock were issued to our Chief Executive Officer in terms of an employment agreement entered into with him. These shares are restricted and vest October 29, 2016. These restricted shares were valued at the closing price of the common stock on October 19, 2015.

(b)	An aggregate of 720,000 shares of restricted common stock were issued to our Chief Operating Officer in terms of an employment agreement entered into with him. These shares are restricted and vest October 29, 2016. These restricted shares were valued at the closing price of the common stock on October 19, 2015.

The restricted stock granted and exercisable at December 31, 2015 is as follows:

	Restricted Stock Granted		Restricted Stock Vested
Grant date Price	Number Granted	Weighted Average Fair Value per Share	Number Vested	Weighted Average Fair Value per Share
$0.20	1,440,000	$0.20	-	$-
$0.20	720,000	$0.20	-	$-
	2,160,000	$0.20	-	$-

The Company has recorded an expense of $288,000 and $0 for the year ended December 31, 2015 and 2014, relating to the restricted stock awards. There will be no further expense, related to these restricted shares.

b)	Preferred Stock

The Company has authorized 10,000,000 common shares with a par value of $0.001 each, no preferred stock is issued and outstanding as of December 31, 2015.

(c)	Warrants

During the period June 2015 to December 2015, pursuant to the private placement agreement and individual Securities Purchase Agreements entered into, new, qualified investors, acquired 2,392,000 common units of the Company at a price of $1.25 per unit, each unit consisting of one share of Common Stock and a five year warrant exercisable for one share of common stock at an exercise price of $1.25 per share.

The placement agent was also issued, in terms of a placement agent agreement, five year warrants to purchase 358,800 units at $1.25 per unit, each consisting of one share of Common stock and a five year warrant exercisable for 358,800 shares of Common Stock at an exercise price of $1.25 per share.

A summary of all of our warrant activity during the period January 1, 2014 to December 31, 2015 is as follows:

	Shares Underlying Warrants	Exercise price per share	Weighted average exercise price
Outstanding January 1, 2014	-	$-	$-
Granted	-	-	-
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2014	-	$-	$-
Granted	3,109,600	1.25	1.25
Forfeited/Cancelled	-	-	-
Exercised	-	-	-
Outstanding December 31, 2015	3,109,600	$1.25	$1.25

The warrants outstanding and exercisable at December 31, 2015 are as follows:

	Warrants Outstanding				Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual life in years	Weighted Average Exercise Price		Number Exercisable	Weighted Average Exercise Price		Weighted Average Remaining Contractual life in years
$1.25	3,109,600	4.76		$1.25	3,109,600		$1.25	4.76

	3,109,600		$		3,109,600	$

The warrants outstanding have an intrinsic value of $0 and $0 as of December 31, 2015 and 2014, respectively.

(d)	Conversion of Notes Payable to Equity

In 2015, the Company, in a debt for equity transaction, settled $2,909,423 in notes payable in exchange for 14,547,111 shares of common stock. Of the notes payable converted to equity, $2,324,422 is included in Notes Payable on the balance sheet at December 31, 2014.

(e)	Reverse merger transaction

On August 27, 2015, the Company entered into a series of agreements which completed the Reverse Merger with Qpagos and Redpag. As part of the merger, the original shareholders of Qpagos and Redpag were effectively issued 2,459,314 common shares of QPAGOS, in terms of the consulting agreements disclosed in (a)(ii) above and 2,160,000 common shares disclosed in (a)(iv) above, resulting in a total of 4,619,314 common shares issued which have been retroactively reflected as the stockholder’s equity of the combined operations of the merged operations.